Fair Value Measures and Disclosures	3 Months Ended
Jun. 30, 2011
Fair Value Measures and Disclosures
Fair Value Disclosures [Text Block]

Note 6.                        Fair Value Disclosures of Financial Instruments

For all financial and non-financial assets and liabilities accounted for at fair value on a recurring basis, the Company utilizes valuation techniques based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market expectations. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Instruments where significant value drivers are unobservable.

The following section describes the valuation methodologies we use to measure different assets at fair value.

Investments in fixed maturities and equity securities:

Available-for-sale securities included in Level 1 are equities with quoted market prices. Level 2 is primarily comprised of our portfolio of government securities, agency mortgage-backed securities, corporate fixed income securities, collateralized mortgage obligations, municipals, GSEs and certain preferred stocks that were priced with observable market inputs. Level 3 securities consist of CMO securities, primarily Alt-A mortgages.  For these securities, we use industry-standard pricing methodologies, including discounted cash flow models, whose inputs are based on management’s assumptions and available market information. Further we retain independent pricing vendors to assist in valuing certain instruments.

  The following tables present our financial assets and liabilities measured at fair value on a recurring basis, at June 30, 2011 and December 31, 2010, respectively (in thousands):

June 30, 2011
	Level 1	Level 2	Level 3	Total

FINANCIAL ASSETS:
Fixed maturities available-for-sale:
Corporate securities	$-	$326,975	$-	$326,975
CMOs - residential	-	19,211	25,279	44,490
CMOs - commercial	-	-	734	734
US Government obligations	-	13,722	-	13,722
Agency MBS - residential	-	9,514	-	9,514
GSEs	-	68,356	-	68,356
States and political subdivisions	-	353,466	-	353,466
Total fixed maturities	-	791,244	26,013	817,257

Equity securities available-for-sale:
Common stocks	7,272	-	-	7,272
Preferred stocks - perpetual	32,528	-	-	32,528
Preferred stocks - with maturities	14,342	-	-	14,342
Total equity securities	54,142	-	-	54,142

Total	$54,142	$791,244	$26,013	$871,399

December 31, 2010
	Level 1	Level 2	Level 3	Total

FINANCIAL ASSETS:
Fixed maturities available-for-sale:
Corporate securities	$-	$271,995	$-	$271,995
CMOs - residential	-	26,187	37,457	63,644
CMOs - commercial	-	-	808	808
US Government obligations	-	16,968	-	16,968
Agency MBS - residential	-	10,224	-	10,224
GSEs	-	70,527	-	70,527
States and political subdivisions	-	359,490	-	359,490
Total fixed maturities	-	755,391	38,265	793,656

Equity securities available-for-sale:
Common stocks	4,669	-	-	4,669
Preferred stocks - perpetual	32,280	-	-	32,280
Preferred stocks - with maturities	11,124	-	-	11,124
Total equity securities	48,073	-	-	48,073

Total	$48,073	$755,391	$38,265	$841,729

It is the Company’s policy to recognize transfers of assets and liabilities between levels of the fair value hierarchy at the end of a reporting period. At June 30, 2011, there were no transfers of assets and liabilities between Level 1 and Level 2 of the fair value hierarchy. No securities were transferred out of Level 2 and into the Level 3 category at June 30, 2011. The Company does not transfer out of Level 3 and into Level 2 until such time as observable inputs become available and reliable or the range of available independent prices narrow. No securities were transferred out of the Level 3 category in 2011. The changes in the carrying value of Level 3 assets and liabilities for the six months ended June 30, 2011 are summarized as follows (in thousands):

	June 30, 2011
	CMOs
	Residential	Commercial	Total

Beginning balance	$37,457	$808	$38,265

Gains(losses) included in earnings:
Net realized investment losses	(364)	-	(364)
Other-than-temporary impairments	(468)	-	(468)

Net unrealized gains (losses) included in
accumulated other comprehensive loss	(975)	(74)	(1,049)
Sales of securities	(8,075)	-	(8,075)
Repayments and amortization of fixed maturities	(2,296)	-	(2,296)

Balance at end of period	$25,279	$734	$26,013

The following methods and assumptions were used to estimate the fair value of financial instruments not disclosed elsewhere in the Notes to Condensed Consolidated Financial Statements:

(A)       Policy Loans

The fair value of policy loans is estimated by projecting aggregate loan cash flows to the end of the expected lifetime period of the life insurance business at the average policy loan rates, and discounting them at a current market interest rate.

(B)              Funds on Deposit

            The Company has two types of funds on deposit. The first type is credited with a current market interest rate, resulting in a fair value which approximates the carrying amount. The second type carries fixed interest rates which are higher than current market interest rates. The fair value of these deposits was estimated by discounting the payments using current market interest rates. The Company's universal life policies are also credited with current market interest rates, resulting in a fair value which approximates the carrying amount.

(C)       Debt

The fair value of debt with variable interest rates approximates its carrying amount. The fair value of fixed rate debt is estimated by discounting the cash flows using current market interest rates.

The estimated fair values of financial instruments not disclosed elsewhere in the Notes to Condensed Consolidated Financial Statements are as follows:

	June 30, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In thousands)
FINANCIAL ASSETS:
Policy loans	$23,164	$28,239	$23,216	$28,298

FINANCIAL
LIABILITIES:
Funds on deposit	$413,685	$416,263	$406,366	$411,036
Debt and junior
subordinated debt
securities	45,646	45,646	45,646	45,646